American Funds Insurance Series® Managed Risk EUPAC Fund Summary prospectus Class P1 shares May 1, 2026

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclassp1@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2026, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class P1 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class P1
Management fees	0.10%
Distribution fees	None
Other expenses	0.31
Acquired (underlying) fund fees and expenses[1]	0.43
Total annual fund operating expenses	0.84
Expense reimbursement[2]	0.03
Total annual fund operating expenses after expense reimbursement	0.81

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$83	$265	$463	$1,034

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – EUPAC Fund (the “EUPAC Fund”) and the American Funds Insurance Series – The Bond Fund of America (“The Bond Fund of America”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 85% of its assets in the EUPAC Fund, the investment objective of which is to provide long-term growth of capital. The EUPAC Fund invests primarily in common stocks in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above average capital appreciation. The fund invests the remainder of its assets in The Bond Fund of America and in cash, financial futures and options as part of the managed risk strategy. The Bond Fund of America’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Bond Fund of America seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, The Bond Fund of America invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The Bond Fund of America invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund's investment adviser and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund’s investment in The Bond Fund of America seeks to provide a level of diversification across asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines, and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

Prior to May 1, 2026, the fund was called Managed Risk International Fund.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund or an underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     2

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be

3     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     4

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	15.33%	–0.04%	3.23%	2.29%
MSCI ACWI (All Country World Index) ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.42
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.41	4.93	4.73	3.91

5     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus

Management

Investment adviser Capital Research and Management Company

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Samir Mathur	2024	Partner – Capital Solutions Group
Justin Toner	2023	Partner – Capital World Investors

Subadviser portfolio managers The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager in this fund since:	Primary title with subadviser
Jeff Greco	2013	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Adam Schenck	2013	Managing Director – Head of Fund Services, Milliman Financial Risk Management LLC
Maria Schiopu	2013	Managing Director– Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the EUPAC Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in EUPAC Fund since:	Primary title with investment adviser
Gerald Du Manoir	2026	Partner – Capital International Investors
Nicholas J. Grace	2003–2005; 2021	Partner – Capital Research Global Investors
Dawid Justus	2026	Partner – Capital Research Global Investors
Carl M. Kawaja	2026	Partner – Capital World Investors
Lawrence Kymisis	2026	Partner – Capital World Investors
Sung Lee	2005	Partner – Capital Research Global Investors
Samir Parekh	2026	Partner – Capital International Investors
Lara Pellini	2026	Partner – Capital World Investors
Andrew B. Suzman	2026	Partner – Capital World Investors
Arun Swaminathan	2026	Partner – Capital World Investors
Tomonori Tani	2026	Partner – Capital World Investors
Lisa Thompson	2026	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of The Bond Fund of America are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in The Bond Fund of America since:	Primary title with investment adviser
Pramod Atluri	2016	Partner – Capital Fixed Income Investors
David A. Hoag	2007	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	2021	Partner – Capital Fixed Income Investors
Chitrang Purani	2023	Partner – Capital Fixed Income Investors
John R. Queen	2025	Partner – Capital Fixed Income Investors

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     6

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INP1IPX-086-0526P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Managed Risk EUPAC Fund Summary prospectus Class P2 shares May 1, 2026

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclassp2@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2026, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class P2 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class P2
Management fees	0.10%
Distribution (12b-1) fees	0.25
Other expenses	0.31
Acquired (underlying) fund fees and expenses[1]	0.43
Total annual fund operating expenses	1.09
Expense reimbursement[2]	0.03
Total annual fund operating expenses after expense reimbursement	1.06

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$108	$344	$598	$1,326

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – EUPAC Fund (the “EUPAC Fund”) and the American Funds Insurance Series – The Bond Fund of America (“The Bond Fund of America”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 85% of its assets in the EUPAC Fund, the investment objective of which is to provide long-term growth of capital. The EUPAC Fund invests primarily in common stocks in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above average capital appreciation. The fund invests the remainder of its assets in The Bond Fund of America and in cash, financial futures and options as part of the managed risk strategy. The Bond Fund of America’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Bond Fund of America seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, The Bond Fund of America invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The Bond Fund of America invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund's investment adviser and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund’s investment in The Bond Fund of America seeks to provide a level of diversification across asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines, and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

Prior to May 1, 2026, the fund was called Managed Risk International Fund.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund or an underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     2

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be

3     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     4

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	15.09%	–0.29%	2.90%	1.96%
MSCI ACWI (All Country World Index) Ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.42
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.41	4.93	4.73	3.91

5     American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus

Management

Investment adviser Capital Research and Management Company

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Samir Mathur	2024	Partner – Capital Solutions Group
Justin Toner	2023	Partner – Capital World Investors

Subadviser portfolio managers The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager in this fund since:	Primary title with subadviser
Jeff Greco	2013	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Adam Schenck	2013	Managing Director – Head of Fund Services, Milliman Financial Risk Management LLC
Maria Schiopu	2013	Managing Director– Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the EUPAC Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in EUPAC Fund since:	Primary title with investment adviser
Gerald Du Manoir	2026	Partner – Capital International Investors
Nicholas J. Grace	2003–2005; 2021	Partner – Capital Research Global Investors
Dawid Justus	2026	Partner – Capital Research Global Investors
Carl M. Kawaja	2026	Partner – Capital World Investors
Lawrence Kymisis	2026	Partner – Capital World Investors
Sung Lee	2005	Partner – Capital Research Global Investors
Samir Parekh	2026	Partner – Capital International Investors
Lara Pellini	2026	Partner – Capital World Investors
Andrew B. Suzman	2026	Partner – Capital World Investors
Arun Swaminathan	2026	Partner – Capital World Investors
Tomonori Tani	2026	Partner – Capital World Investors
Lisa Thompson	2026	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of The Bond Fund of America are:

Portfolio manager/ Series title (if applicable)	Portfolio manager in The Bond Fund of America since:	Primary title with investment adviser
Pramod Atluri	2016	Partner – Capital Fixed Income Investors
David A. Hoag	2007	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	2021	Partner – Capital Fixed Income Investors
Chitrang Purani	2023	Partner – Capital Fixed Income Investors
John R. Queen	2025	Partner – Capital Fixed Income Investors

American Funds Insurance Series – Managed Risk EUPAC Fund / Summary prospectus     6

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INP2IPX-086-0526P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857